SCHEDULE OF RECOVERABLE AMOUNT (Details) - USD ($)	Sep. 30, 2021	Sep. 30, 2020
Non-current Assets
Assets held for sale, Oil and gas properties		$ 2,714,341
Liabilities held for sale, Decommissioning liabilities		$ 1,591,097